CONCENTRATIONS (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Deposits	$ 35,237,984	$ 52,319,608
Interest-Bearing Deposits in Banks and Other Financial Institutions	800,000	500,000
Cash and Due from Banks	30,385,990	$ 49,978,752
Restricted cash amount pledged as collateral	$ 9,900,000
Purchases [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.20%	15.50%	15.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	10.20%	13.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.30%	23.10%	18.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.90%	10.60%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.40%
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%
Two Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
No Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.00%
No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Asset Pledged as Collateral [Member]
Concentration Risk [Line Items]
Restricted cash amount pledged as collateral	$ 9,900,000